UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Marble Arch Investments, LP
Address: 645 Madison Avenue
         11th Floor
         New York, New York  10022

13F File Number:  28-12924

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Scott McLellan
Title:     Manager of Marble Arch Investments GP, LLC
Phone:     212.230.1290

Signature, Place, and Date of Signing:

     Robert Scott McLellan     New York, New York     February 14, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $372,281 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ASCENT MEDIA CORP              COM SER A        043632108     2488    64201 SH       SOLE                    64201
BANK OF AMERICA CORPORATION    *W EXP 01/16/201 060505146    11567  1620000 SH       SOLE                  1620000
BRIDGEPOINT ED INC             COM              10807M105       53   350000 SH  PUT  SOLE                   350000
COVANTA HLDG CORP              COM              22282E102    13064   760000 SH       SOLE                   760000
ENSCO PLC                      SPONSORED ADR    29358Q109    32028   600000 SH       SOLE                   600000
FLEETCOR TECHNOLOGIES INC      COM              339041105     6440   208294 SH       SOLE                   208294
FORESTAR GROUP INC             COM              346233109    11580   600000 SH       SOLE                   600000
GOOGLE INC                     CL A             38259P508    29699    50000 SH       SOLE                    50000
GRACE W R & CO DEL NEW         COM              38388F108    25645   730000 SH       SOLE                   730000
JPMORGAN CHASE & CO            *W EXP 10/28/201 46634E114     8851   612500 SH       SOLE                   612500
LABORATORY CORP AMER HLDGS     COM NEW          50540R409    24618   280000 SH       SOLE                   280000
LIBERTY GLOBAL INC             COM SER A        530555101    19459   550000 SH       SOLE                   550000
POWER ONE INC NEW              COM              73930R102     3060   300000 SH       SOLE                   300000
REGIONS FINANCIAL CORP NEW     COM              7591EP100    15750  2250000 SH       SOLE                  2250000
SENSATA TECHNOLOGIES HLDG BV   SHS              N7902X106    10840   360000 SH       SOLE                   360000
SOLARWINDS INC                 COM              83416B109    17518   910000 SH       SOLE                   910000
TESLA MTRS INC                 COM              88160R101     3158   118600 SH       SOLE                   118600
THERAVANCE INC                 COM              88338T104    13663   545000 SH       SOLE                   545000
THERMO FISHER SCIENTIFIC INC   COM              883556102    17992   325000 SH       SOLE                   325000
TOWERS WATSON & CO             CL A             891894107    19783   380000 SH       SOLE                   380000
TRANSDIGM GROUP INC            COM              893641100    14402   200000 SH       SOLE                   200000
VALEANT PHARMACEUTICALS INTL   COM              91911K102    27583   975000 SH       SOLE                   975000
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209    21152   800000 SH       SOLE                   800000
XEROX CORP                     COM              984121103    21888  1900000 SH       SOLE                  1900000